Financial instruments by category (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial instruments by categorys [Line Items]
Cash on hand	$ 20,000	$ 21,000	$ 12,000
Financial liabilities, at fair value	$ 445,582,000	$ 425,118,000
Financial liabilities [Member]
Disclosure of Financial instruments by categorys [Line Items]
Borrowings, interest rate	6.94%	6.90%